Note 10 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) $ in Thousands, $ in Millions	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)
Subordinated notes payable, maturing March 2029 [member]
Statement Line Items [Line Items]
Ten year term, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 19), effective interest rate of 10.41%, maturing March 2029.	$ 4,908	$ 4,898
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Ten year term, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 19), effective interest rate of 10.41%, maturing March 2029.	100,043	90,374
Subordinated notes payable [member]
Statement Line Items [Line Items]
Ten year term, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 19), effective interest rate of 10.41%, maturing March 2029.	$ 104,951	$ 95,272	$ 92,100	$ 75